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                                                     Direct Dial  (314) 444-0647
                                                         Fax #    (314) 444-0510
                                      1 May 1998

MATTHEW P. MCCAULEY
VICE PRESIDENT
ASSOCIATE GENERAL  COUNSEL
mmccauley@ genam.com


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                         Re:  Security Equity Life Insurance Company
                              Separate Account 27
                              33-87144 and 811-8892

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), Security Equity Life Insurance Company Separate Account 27 (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment 4 to the Registration Statement, and (ii) the text of Post-Effective Amendment was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at
(314) 444-0647.

                              Very truly yours,



                              Matthew P. McCauley



cc:  Stephen E. Roth, Sutherland, Asbill & Brennan, L.L.P.